Net Gains (Losses) on Financial Assets Available for Sale	12 Months Ended
Dec. 31, 2018
Net gains (losses) on financial assets available for sale [Abstract]
Disclosure of available for sale financial assets [text block]

Net Gains (Losses) on Financial Assets Available for Sale

in € m.	2018	2017	2016
Net gains (losses) on financial assets available for sale:
Net gains (losses) on debt securities:	N/A	114	229
Net gains (losses) from disposal	N/A	115	230
Impairments	N/A	(1)	(1)
Net gains (losses) on equity securities:	N/A	219	79
Net gains (losses) from disposal/remeasurement	N/A	219	96
Impairments	N/A	(1)	(17)
Net gains (losses) on loans:	N/A	37	6
Net gains (losses) from disposal	N/A	45	21
Impairments	N/A	(8)	(15)
Reversal of impairments	N/A	0	0
Net gains (losses) on other equity interests:	N/A	110	339
Net gains (losses) from disposal	N/A	137	348
Impairments	N/A	(27)	(9)
Total net gains (losses) on financial assets available for sale	N/A	479	653

Please also refer to Note 15 “Financial Assets Available for Sale” of this report.

Financial Assets Available for Sale

in € m.	Dec 31, 2018	Dec 31, 2017
Debt securities:
German government	N/A	8,131
U.S. Treasury and U.S. government agencies	N/A	8,092
U.S. local (municipal) governments	N/A	2,436
Other foreign governments	N/A	19,275
Corporates	N/A	6,775
Other asset-backed securities	N/A	1
Mortgage-backed securities, including obligations of U.S. federal agencies	N/A	11
Other debt securities	N/A	359
Total debt securities	N/A	45,081
Equity securities:
Equity shares	N/A	897
Investment certificates and mutual funds	N/A	97
Total equity securities	N/A	994
Other equity interests	N/A	636
Loans	N/A	2,685
Total financial assets available for sale	N/A	49,397

Please also refer to Note 7 “Net Gains (Losses) on Financial Assets Available for Sale” of this report.